Offerings	Oct. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.24 per share, and four common warrants
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	3.60
Maximum Aggregate Offering Price	$ 7,200,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 626.40
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Each Unit consists of one Class A ordinary share and four common warrants. The proposed maximum aggregate offering price of the Units was determined by multiplying 2,000,000 Units by the assumed public offering price of $3.60 per Unit.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.24 per share, included in the Units
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Included in the price of the Units. No separate registration fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Common warrants to purchase Class A ordinary shares, included in the Units
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.24 per share, issuable upon exercise of the common warrants
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	3.60
Maximum Aggregate Offering Price	$ 28,800,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,505.60
Offering Note	Represents the 8,000,000 Class A ordinary shares issuable upon exercise of the common warrants included in the Units. The proposed maximum aggregate offering price of these shares was calculated at $3.60 per share. Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.